SUBSEQUENT EVENTS (Details Textual) - USD ($)						1 Months Ended						2 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
		Jan. 29, 2016	Nov. 02, 2015	Jun. 11, 2015	Jan. 08, 2015	Oct. 31, 2015	Aug. 31, 2015	Mar. 27, 2015	Feb. 28, 2015	Feb. 24, 2015	Feb. 23, 2015	Jan. 29, 2016	Jan. 29, 2016	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 11, 2015	Nov. 19, 2015	Feb. 17, 2015	Feb. 11, 2015	Jan. 29, 2015	Dec. 30, 2014	Mar. 31, 2013
Subsequent Event [Line Items]
Repayments of Related Party Debt								$ 750,000
Short-term Debt											$ 845,000
Preferred Stock, Par or Stated Value Per Share														$ 0.00001	$ 0.00001	$ 0.00001							$ 0.00001
Purchase Price Which Equal To Value Of Conversion Amount, Percentage								105.00%
Preferred Stock, Shares Issued														0	0	0
Stock Closing Bid Price Minimum									$ 1.00
Operating Expenses Increase Decrease									$ 800,000
Percentage of Cost Reduction									30.00%
Common Stock, Shares, Issued														10,615,613	2,617,622	1,868,235
Preferred Stock, Redemption Amount								$ 300,000
Debt Instrument, Face Amount														$ 2,000,000
Proceeds from Convertible Debt															$ 0	$ 4,994,000
Stock Issued During Period, Shares, New Issues															10,000
Common Stock, Par or Stated Value Per Share														$ 0.00001	$ 0.00001	$ 0.00001
Debt Conversion, Converted Instrument, Amount																$ 15,000,000
Stock Issued During Period, Value, New Issues				$ 500,000
Warrant [Member]
Subsequent Event [Line Items]
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable															5 years
$350,000 Purchase Agreement [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																				350,000
Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt					$ 100,000
Short-term Debt											845,000										$ 700,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Terms of Conversion														(i) $20.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Preferred Stock, Shares Issued																						750,000
Related Party Transaction, Other Revenues from Transactions with Related Party								52,500
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Short-term Debt											845,000
Preferred Stock, Par or Stated Value Per Share																				$ 0.00001
Preferred Stock, Value, Outstanding								250,000
Convertible Preferred Stock, Terms of Conversion															(i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable															5 years
Conversion of Stock, Amount Converted								945,000			$ 1,003,000
Series B Preferred Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								66,150
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share										$ 0.00001
Preferred Stock, Value, Outstanding								$ 1,631,776		$ 1,800,000
Preferred Stock, Redemption Terms															the holder of Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $2.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Preferred Stock.
Convertible Preferred Stock, Terms of Conversion														(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $20.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series C Preferred Stock.
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable										20 years
Purchase Price Which Equal To Value Of Conversion Amount, Percentage								110.00%
Conversion of Stock, Amount Converted								$ 168,224
Preferred Stock, Shares Issued										11,864
Series C Preferred Stock [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable															5 years
Series C Preferred Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								11,776
Series C Preferred Stock [Member] | 1,800,000 Purchase Agreement
Subsequent Event [Line Items]
Preferred Stock, Shares Issued										1,800,000
Series C [Member]
Subsequent Event [Line Items]
Warrants Issued							2,250,000
Series D [Member]
Subsequent Event [Line Items]
Warrants Issued							4,665,000
MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt															$ 280,000
Debt Conversion, Converted Instrument, Shares Issued										1,756,098
Debt Instrument, Convertible, Conversion Price										$ 4.40
Stock Issued During Period, Shares, New Issues										399,114
Family Of Schmitt [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt					$ 245,000
Short-term Debt																			$ 145,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 20.00
First Issue [Member] | MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued										399,114
Debt Conversion, Original Debt, Amount										$ 1,756,098
Debt Instrument, Convertible, Conversion Price										$ 4.40
Warrant [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued											42,250
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 20.00
Warrant [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 20.00
Warrant [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 20.00
Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															37,500					17,500
Preferred Stock, Value, Outstanding																				$ 350,000
Sale of Stock, Number of Shares Issued in Transaction															2,462
Debt Conversion, Converted Instrument, Amount	[1]															$ 0
Common Stock [Member] | Equity Distribution Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Other										$ 1,000,000
Common Stock [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued											5,310
Common Stock [Member] | Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								239,247
Common Stock [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								267,701
Common Stock [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										90,000
Conversion of Stock, Amount Converted								$ 68,422
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						892,858						2,567,739
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		4,665,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.75															$ 0.2518
Stock Issued During Period, Shares, Issued for Services													153,727
Stock Issued During Period, Value, Issued for Services													$ 51,115
Debt Instrument, Face Amount																	$ 400,000
Debt Instrument, Interest Rate, Stated Percentage																	8.00%
Stock Issued During Period, Shares, New Issues													768,371
Exercisable Warrants To Purchase Common Stock			(2,450,000)
Common Stock, Par or Stated Value Per Share			$ 0.00001
Debt Conversion, Converted Instrument, Amount						$ 500,000
Common Stock Grant Date Fair Value						$ 500,000
Stock Issued During Period, Value, New Issues													$ 200,933
Proceeds From Registered Offering		$ 2,000,000
Subsequent Event [Member] | IMT [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Total		3,000,000
Subsequent Event [Member] | Initial Payment Note [Member] | IMT [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 1,500,000										$ 1,500,000	$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%										6.00%	6.00%
Debt Instrument, Maturity Date		Mar. 31, 2016
Subsequent Event [Member] | Deferred Payment Note [Member] | IMT [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 1,500,000										$ 1,500,000	$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%										6.00%	6.00%
Debt Instrument, Maturity Date		Jul. 29, 2017
Subsequent Event [Member] | Five Percent Convertible Notes [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt		$ 2,000,000
Debt Instrument, Convertible, Conversion Price		$ 1.00										$ 1.00	$ 1.00
Debt Instrument, Face Amount		$ 500,000										$ 500,000	$ 500,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%										5.00%	5.00%
Proceeds from Convertible Debt		$ 500,000
Debt Instrument, Maturity Date, Description		The 5% Convertible Notes will mature on the earlier of (i) February 29, 2016 or (ii) the closing of a public offering, for gross proceeds of at least $2,000,000 less any amounts converted or redeemed prior to the maturity date.
Subsequent Event [Member] | Series C [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																		1,125,000
Subsequent Event [Member] | Series D [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.2518
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																		4,665,000
Subsequent Event [Member] | Class A Units [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		2,250,000
Subsequent Event [Member] | Class B Units [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		4,665,000
Subsequent Event [Member] | Common Stock [Member] | Series C [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																		2,250,000
Subsequent Event [Member] | Common Stock [Member] | Series D [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																		4,665,000

[1]	Less than $1